NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1:  NATURE OF OPERATIONS

TapImmune Inc. (the “Company”), a Nevada corporation incorporated in 1992, is a biotechnology Company focusing on immunotherapy specializing in the development of innovative peptide and gene-based immunotherapeutics and vaccines for the treatment of oncology and  infectious disease. Unlike other vaccine technologies that narrowly address the initiation of an immune response, TapImmune's approach broadly stimulates the cellular immune system by enhancing the function of killer T-cells and T-helper cells and by restoring antigen presentation in tumor cells allowing their recognition and killing by the immune system.

NOTE 1:NATURE OF OPERATIONS

TapImmune Inc. (the “Company”), a Nevada corporation incorporated in 1992, is a biotechnology Company focusing on immunotherapy specializing in the development of innovative peptide and gene-based immunotherapeutics and vaccines for the treatment of oncology and infectious disease. Unlike other vaccine technologies that narrowly address the initiation of an immune response, TapImmune's approach broadly stimulates the cellular immune system by enhancing the function of killer T-cells and T-helper cells and by restoring antigen presentation in tumor cells allowing their recognition and killing by the immune system.

A Phase I study at the Mayo Clinic is currently evaluating the safety and immune responses of a set of proprietary HER2/neu antigens that will be part of the "Prime" for a HER2/neu breast cancer vaccine.

A second Phase I trial is underway at Mayo Clinic (“Mayo”) in Ovarian and breast cancer (Folate Receptor Alpha). Folate Receptor Alpha is expressed in nearly 50% of breast cancers and in addition, over 95% of ovarian cancers, for which the only treatment options are surgery and chemotherapy, leaving a very important and urgent clinical need for a new therapeutic. Time to recurrence is relatively short for this type of cancer and survival prognosis is extremely poor after recurrence. In the USA alone, there are approximately 30,000 ovarian cancer patients newly diagnosed every year. These Folate Receptor Antigens are applicable to Ovarian and Triple Negative Breast Cancer. Both of these diseases have few treatment options if any beyond surgery and chemotherapy and therefore the Company is hopeful that it might be an ideal candidate for orphan drug status in these indications.

Phase II advancement will be assessed in the second quarter of 2015. TapImmune has an exclusive option to license this set of peptides after successful phase 1 trials.

In addition, enhancing the visibility of cancer or infected cells to a patient’s immune system is a critical aspect of an effective vaccine. In this regard, TapImmune’s PolyStart™ nucleic acid-based technology provides a four-fold increase in target cell specific naturally processed antigenic epitopes on a cells surface. This increased cell surface presentation corresponding increases activated Helper and/or long-lived Killer T-cell populations that then effectively seek out and work to destroy a patient’s cancer cells.

 The Company is also exploiting the emerging field of vaccinomics for the development of vaccines applicable to a broad patient population. TapImmune's immunotherapy technologies are also aimed at the prevention of emerging viral pathogens for pandemics and biodefense.

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As at December 31, 2014, the Company had a working capital deficiency and has incurred significant losses since inception in the development of its business. Further losses are anticipated raising substantial doubt as to the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on raising additional capital to fund clinical trials, ongoing research and development, maintenance and protection of patents, accommodation from certain debt obligations and ultimately on generating future profitable operations. Planned expenditures relating to current and future clinical trials of the Company’s immunotherapy vaccine will require significant additional funding. The Company is dependent on future financings to fund ongoing research and development as well as working capital requirements. The Company’s future capital requirements will depend on many factors including the rate and extent of scientific progress in its research and development programs, the timing, cost and scope involved in clinical trials, obtaining regulatory approvals, pursuing further patent protections and the timing and costs of commercialization activities.

Management is addressing going concern remediation through seeking new sources of capital, restructuring and retiring debt through conversion to equity and debt settlement arrangements with creditors, cost reduction programs and seeking possible joint venture participation. Management’s plans are intended to return the Company to financial stability and improve continuing operations. The Company is continuing initiatives to raise capital through private placements, related party loans and other institutional sources to meet immediate working capital requirements.

Historically the Company has raised capital through issuances of various financial instruments and the Company recently completed significant restructuring of outstanding debt and equity instruments into equity. Additional capital is required to expand programs including pre-clinical work and to progress clinical trials for the lead vaccine candidates. Strategic partnerships will be needed to continue the product development portfolio and fund development costs. These measures, if successful, may contribute to reduce the risk of going concern uncertainties for the Company over the next twelve months.

There is no certainty that the Company will be able to arrange sufficient funding to satisfy current debt obligations or to continue development of products to marketability.